Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000129981
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Covered Bridge Fund
Average Annual Return, Percent	1.63%	10.51%	7.15%
C000129983
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Covered Bridge Fund
Without Sales Load [Member] | C000129981
Average Annual Return [Line Items]
Average Annual Return, Percent	7.26%	11.72%	7.74%
Without Sales Load [Member] | C000129983
Average Annual Return [Line Items]
Average Annual Return, Percent	7.60%	11.99%	8.00%
CBOE S&P 500 BUYWRITE INDEX - BXM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> BuyWrite Index
Average Annual Return, Percent	8.15%	9.54%	7.05%
CBOE S&P 500 BUYWRITE INDEX - BXM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> BuyWrite Index
Average Annual Return, Percent	8.15%	9.54%	7.05%